Leases - Lessee: Component of Lease Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Finance Leases Cost [Abstract]
Depreciation expenses of right-of-use assets	¥ 534	¥ 359	¥ 743
Interest expenses of lease liabilities	106	131	302
Finance lease cost total	640	490	1,045
Operating lease cost	49,725	42,964	42,427
Short-term lease cost	3,034	3,347	2,633
Variable lease cost	65	230	948
Sublease income	(3,192)	(4,142)	(3,688)
Total	¥ 50,272	¥ 42,889	¥ 43,365